INCOME TAXES - Deferred Tax Assets by Jurisdiction (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred Tax Assets by Jurisdiction
Foreign tax credits (FTCs)	$ 15,900	$ 17,600
Net deferred tax assets	47,849	49,336
Foreign tax credits related to companies filing U.S. federal tax separate from Citigroup's consolidated U.S. federal tax return expected to be utilized in consolidated return	1,700	1,000
U.S. federal
Deferred Tax Assets by Jurisdiction
Net operating losses (NOLs)	3,400	2,300
Foreign tax credits (FTCs)	15,900	17,600
General business credits (GBCs)	1,300	1,600
Future tax deductions and credits	20,700	21,100
Net deferred tax assets	41,300	42,600
Deferred tax liability to be reversed in carry forward period	2,000
Tax carryforwards related to companies that file U.S. federal tax separate from Citigroup's non-consolidated U.S. federal tax return	500	600
NOL carryforwards related to companies filing U.S. federal tax separate from Citigroup's consolidated U.S. federal tax return expected to be utilized in the consolidated return	2,900	1,700
State and Local
Deferred Tax Assets by Jurisdiction
Future tax deductions and credits	1,200	2,000
Net deferred tax assets	3,900	3,900
New York
Deferred Tax Assets by Jurisdiction
Net operating losses (NOLs)	2,400	1,500
Other state
Deferred Tax Assets by Jurisdiction
Net operating losses (NOLs)	300	400
Foreign
Deferred Tax Assets by Jurisdiction
Future tax deductions and credits	2,000	2,100
Net deferred tax assets	2,600	2,800
APB 23 Subsidiaries
Deferred Tax Assets by Jurisdiction
Net operating losses (NOLs)	200	200
Non APB 23 Subsidiaries
Deferred Tax Assets by Jurisdiction
Net operating losses (NOLs)	$ 400	$ 500